OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

June 20, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Quest for Value Funds (the “Registrant”)

     Reg. No. 33-15489; File No. 811-5225

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”) with respect to its series, Oppenheimer Flexible Strategies Fund (the “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 14, 2012.

Sincerely,

     /s/ Edward Gizzi

------------------------------------

     Edward Gizzi

     Vice President & Assistant Counsel

212-323-4091

     egizzi@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

         Gloria LaFond

         Taylor V. Edwards